UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21219

Investment Company Act File Number

Eaton Vance Municipal Bond Fund II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Municipal Bond Fund II

December 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 162.7%

Security	Principal Amount (000’s omitted)	Value
Education — 12.5%
Connecticut Health and Educational Facilities Authority, (Wesleyan University), 5.00%, 7/1/39(1)	$2,200	$2,475,462
Houston, TX, Higher Education Finance Corp., (William Marsh Rice University), 5.00%, 5/15/35	1,745	2,028,720
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	2,710	3,240,455
New Jersey Educational Facilities Authority, (Georgian Court University), 5.25%, 7/1/37	1,500	1,593,975
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(1)	1,500	1,696,305
New York Dormitory Authority, (State University Educational Facilities), 4.00%, 5/15/28	1,175	1,269,846
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38(1)	500	585,140
Tennessee School Bond Authority, 5.50%, 5/1/38	1,000	1,157,810
University of Virginia, 5.00%, 6/1/40	1,500	1,716,225
Vermont Educational and Health Buildings Financing Agency, (Middlebury College), 5.00%, 11/1/40	750	854,835

		$16,618,773

Electric Utilities — 1.8%
South Carolina Public Service Authority, (Santee Cooper), 5.50%, 1/1/38	$1,420	$1,638,453
Wyandotte County/Kansas City, KS, Unified Government Board of Public Utilities, 5.00%, 9/1/36	685	776,817

		$2,415,270

Escrowed/Prerefunded — 0.8%
Lehigh County, PA, General Purpose Authority, (Lehigh Valley Health Network), Prerefunded to 7/1/13, 5.25%, 7/1/32	$960	$993,283

		$993,283

General Obligations — 16.8%
Chicago Park District, IL, (Harbor Facilities), 5.25%, 1/1/37(1)	$1,680	$1,923,297
Delaware Valley, PA, Regional Finance Authority, 5.75%, 7/1/32	2,500	3,052,025
Frisco, TX, Independent School District, (PSF Guaranteed), 5.00%, 8/15/37	1,280	1,482,138
Hawaii, 5.00%, 12/1/29	2,500	3,013,350
Hawaii, 5.00%, 12/1/30	1,000	1,200,020
Mississippi, 5.00%, 10/1/36(1)	1,725	1,989,408
New York, 5.00%, 2/15/34(1)	2,750	3,187,800
New York, NY, 5.00%, 8/1/31	3,500	4,151,280
Oregon, 5.00%, 8/1/36	1,000	1,172,210
Pasadena, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/35	645	758,804
Virginia Beach, VA, 4.00%, 4/1/27	220	248,901
Virginia Beach, VA, 4.00%, 4/1/28	230	258,428

		$22,437,661

Hospital — 4.4%
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$870	$897,605
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	545	568,697
Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.60%, 7/1/33	500	504,220
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	1,285	1,417,663

Security	Principal Amount (000’s omitted)	Value
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	$1,850	$539,608
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/39	5,000	1,382,650
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.00%, 10/1/42	500	548,650

		$5,859,093

Industrial Development Revenue — 0.8%
St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	$1,010	$1,077,448

		$1,077,448

Insured-Education — 6.9%
Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	$2,500	$3,169,050
Miami-Dade County, FL, Educational Facilities Authority, (University of Miami), (AMBAC), (BHAC), 5.00%, 4/1/31	1,555	1,716,051
University of South Alabama, (BHAC), 5.00%, 8/1/38	3,900	4,332,666

		$9,217,767

Insured-Electric Utilities — 7.4%
American Municipal Power-Ohio, Inc., OH, (Prairie State Energy Campus), (AGC), 5.75%, 2/15/39	$1,000	$1,147,000
Chelan County, WA, Public Utility District No. 1, (Columbia River), (NPFG), 0.00%, 6/1/23	6,335	4,597,183
Mississippi Development Bank, (Municipal Energy), (XLCA), 5.00%, 3/1/41	2,205	2,254,701
South Carolina Public Service Authority, (Santee Cooper), (BHAC), 5.50%, 1/1/38	1,595	1,901,702

		$9,900,586

Insured-Escrowed/Prerefunded — 1.8%
Centre County, PA, Hospital Authority, (Mount Nittany Medical Center), (AGC), Prerefunded to 11/15/14, 6.125%, 11/15/39	$1,695	$1,875,636
Centre County, PA, Hospital Authority, (Mount Nittany Medical Center), (AGC), Prerefunded to 11/15/14, 6.25%, 11/15/44	450	499,005

		$2,374,641

Insured-General Obligations — 14.2%
Cincinnati, OH, City School District, (AGM), (FGIC), 5.25%, 12/1/30	$750	$1,014,465
Coast Community College District, CA, (Election of 2002), (AGM), 0.00%, 8/1/33	17,000	5,707,580
Goodyear, AZ, (NPFG), 3.00%, 7/1/26	1,350	1,365,620
Palm Springs, CA, Unified School District, (Election of 2008), (AGC), 5.00%, 8/1/33	2,750	3,110,497
Philadelphia, PA, (AGC), 7.00%, 7/15/28	1,250	1,468,625
Washington, (AGM), 5.00%, 7/1/25(1)	5,500	6,258,065

		$18,924,852

Insured-Hospital — 20.4%
Arizona Health Facilities Authority, (Banner Health), (BHAC), 5.375%, 1/1/32	$1,750	$1,954,995
California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.05%, 8/15/38(1)	1,500	1,695,885
Colorado Health Facilities Authority, (Catholic Health), (AGM), 5.10%, 10/1/41(1)	2,200	2,406,096
Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), 5.25%, 11/15/36(1)	3,000	3,320,250
Highlands County, FL, Health Facilities Authority, (Adventist Health System), (NPFG), 5.00%, 11/15/35	1,490	1,608,276
Illinois Finance Authority, (Children’s Memorial Hospital), (AGC), 5.25%, 8/15/47(1)	2,500	2,688,000

Security	Principal Amount (000’s omitted)	Value
Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (AGM), 5.25%, 5/15/41	$1,750	$1,891,103
Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (AGM), 5.25%, 5/15/41(1)	750	810,473
Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare West), (BHAC), 5.25%, 7/1/32	2,090	2,337,435
New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36(1)	1,000	1,082,740
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38(1)	500	537,100
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	2,245	2,506,093
Washington Health Care Facilities Authority, (MultiCare Health System), (AGC), 6.00%, 8/15/39	1,545	1,809,195
Washington Health Care Facilities Authority, (Providence Health Care), (AGM), 5.25%, 10/1/33	2,300	2,539,752

		$27,187,393

Insured-Industrial Development Revenue — 1.1%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (BHAC), 5.00%, 10/1/39	$1,340	$1,502,167

		$1,502,167

Insured-Lease Revenue/Certificates of Participation — 5.7%
Essex County, NJ, Improvement Authority, (NPFG), 5.50%, 10/1/30	$1,000	$1,341,240
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	875	1,014,414
San Diego County, CA, Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	3,250	3,635,482
Tri-Creek Middle School Building Corp., IN, (AGM), 5.25%, 1/15/34(1)	1,500	1,652,925

		$7,644,061

Insured-Other Revenue — 1.5%
Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	$2,540	$788,746
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	1,000	1,221,530

		$2,010,276

Insured-Solid Waste — 1.0%
Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/24	$740	$872,083
Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/26	425	496,638

		$1,368,721

Insured-Special Tax Revenue — 3.5%
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	$3,000	$2,569,950
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	11,990	966,994
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	7,325	1,137,279

		$4,674,223

Insured-Student Loan — 1.3%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$1,520	$1,727,997

		$1,727,997

Insured-Transportation — 22.5%
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	$1,585	$1,785,740
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/22	7,800	5,236,452

Security	Principal Amount (000’s omitted)	Value
Manchester, NH, (Manchester-Boston Regional Airport), (AGM), 5.125%, 1/1/30	$1,305	$1,448,302
Maryland Transportation Authority, (AGM), 5.00%, 7/1/41(1)	10,000	11,296,400
Metropolitan Washington, D.C., Airports Authority, (BHAC), 5.00%, 10/1/24	1,000	1,161,430
Metropolitan Washington, D.C., Airports Authority, (BHAC), 5.00%, 10/1/29	535	612,399
Nevada Department of Business and Industry, (Las Vegas Monorail -1st Tier), (AMBAC), 0.00%, 1/1/20(2)	13,885	1,367,812
New Jersey Transportation Trust Fund Authority, (AGC), 5.50%, 12/15/38	1,040	1,198,891
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.50%, 1/1/29	255	293,163
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.75%, 1/1/39	290	333,752
North Texas Tollway Authority, (BHAC), 5.75%, 1/1/48	1,750	2,030,490
Pennsylvania Turnpike Commission, (AGM), 5.25%, 7/15/30	2,540	3,280,537

		$30,045,368

Insured-Water and Sewer — 8.4%
Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/26	$670	$775,666
Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/27	420	486,238
Bossier City, LA, Utilities Revenue, (BHAC), 5.50%, 10/1/38	660	761,013
Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38	1,635	1,856,379
District of Columbia Water and Sewer Authority, (AGC), 5.00%, 10/1/34(1)	1,250	1,437,662
Houston, TX, Utility System, (AGM), (BHAC), 5.00%, 11/15/33	435	490,497
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/35	1,000	1,354,190
New York, NY, Municipal Water Finance Authority, (BHAC), 5.75%, 6/15/40	2,205	2,642,318
Pearland, TX, Waterworks and Sewer Systems, (NPFG), 3.50%, 9/1/31	1,345	1,376,702

		$11,180,665

Lease Revenue/Certificates of Participation — 6.4%
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.75%, 10/1/31	$2,235	$2,619,107
North Carolina, Capital Improvement Limited Obligation Bonds, 5.00%, 5/1/30	5,000	5,932,850

		$8,551,957

Other Revenue — 1.5%
Oregon Department of Administrative Services, Lottery Revenue, 5.25%, 4/1/30	$1,300	$1,587,183
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/31	240	257,849
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/32	200	214,028

		$2,059,060

Senior Living/Life Care — 0.2%
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	$235	$273,886

		$273,886

Special Tax Revenue — 7.3%
Homewood, AL, City Board of Education, 5.00%, 4/1/32	$1,880	$2,168,166
Illinois, Sales Tax Revenue, 5.00%, 6/15/31	425	497,225
Illinois, Sales Tax Revenue, 5.00%, 6/15/32	405	471,169
Illinois, Sales Tax Revenue, 5.00%, 6/15/33	435	503,943
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/33	750	1,004,925
Michigan Trunk Line Fund, 5.00%, 11/15/30	110	130,842
Michigan Trunk Line Fund, 5.00%, 11/15/31	125	148,466
Michigan Trunk Line Fund, 5.00%, 11/15/33	105	123,259
Michigan Trunk Line Fund, 5.00%, 11/15/36	80	92,887

Security	Principal Amount (000’s omitted)	Value
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)(3)	$3,800	$4,565,890

		$9,706,772

Transportation — 11.7%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$1,715	$1,937,624
Los Angeles, CA, Department of Airports, (Los Angeles International Airport), 5.25%, 5/15/28	465	553,871
Metropolitan Transportation Authority, NY, 5.25%, 11/15/38	865	984,871
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	2,115	2,342,976
New York Liberty Development Corp., (4 World Trade Center), 5.00%, 11/15/31	1,070	1,229,740
New York Thruway Authority, 5.00%, 1/1/37	310	350,105
New York Thruway Authority, 5.00%, 1/1/42	445	498,160
Orlando-Orange County, FL, Expressway Authority, Series A, 5.00%, 7/1/35	420	470,799
Orlando-Orange County, FL, Expressway Authority, Series A, 5.00%, 7/1/40	375	416,130
Port Authority of New York and New Jersey, 4.00%, 7/15/32(1)	1,400	1,519,924
South Carolina Transportation Infrastructure Bank, 5.25%, 10/1/40	1,000	1,129,020
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/41	1,235	1,343,581
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/37	2,500	2,871,250

		$15,648,051

Water and Sewer — 2.8%
Chicago, IL, Water Revenue, 5.00%, 11/1/42	$1,000	$1,132,290
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	215	228,620
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	355	383,808
Marco Island, FL, Utility System, 5.00%, 10/1/34	205	230,215
Marco Island, FL, Utility System, 5.00%, 10/1/40	910	1,012,685
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/37	720	776,808

		$3,764,426

Total Tax-Exempt Municipal Securities — 162.7% (identified cost $203,104,630)		$217,164,397

Corporate Bonds & Notes — 0.1%

Security	Principal Amount (000’s omitted)	Value
Municipal — 0.1%
Las Vegas Monorail Co., Jr. Subordinated Notes, 3.00% to 12/31/15, 5.50%, 7/15/55(4)(5)	$47	$0
Las Vegas Monorail Co., Sr. Secured Notes, 5.50%, 7/15/19(4)(5)	156	77,971

Total Corporate Bonds & Notes — 0.1% (identified cost $0)		$77,971

Total Investments — 162.8% (identified cost $203,104,630)		$217,242,368

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (33.5)%		$(44,700,000)

Security	Value

Other Assets, Less Liabilities — (29.3)%	$(39,048,199)

Net Assets Applicable to Common Shares — 100.0%	$133,494,169

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

XLCA	-	XL Capital Assurance, Inc.

At December 31, 2012, the concentration of the Fund’s investments in the various states, determined as a percentage of total investments, is as follows:

New York	12.4%
Others, representing less than 10% individually	87.6%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2012, 58.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 21.8% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Defaulted security. Issuer has defaulted on the payment of interest or has filed for bankruptcy.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,715,890.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

A summary of open financial instruments at December 31, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
3/13	57 U.S. 30-Year Treasury Bond	Short	$(8,549,450)	$(8,407,500)	$141,950

At December 31, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $141,950.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$160,303,716

Gross unrealized appreciation	$22,971,078
Gross unrealized depreciation	(8,937,426)

Net unrealized appreciation	$14,033,652

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Tax-Exempt Municipal Securities	$—	$217,164,397	$—	$217,164,397
Corporate Bonds & Notes	—	—	77,971	77,971
Total Investments	$—	$217,164,397	$77,971	$217,242,368
Futures Contracts	$141,950	$—	$—	$141,950
Total	$141,950	$217,164,397	$77,971	$217,384,318

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2012 is not presented.

At December 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Bond Fund II

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date:	February 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date:	February 22, 2013

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	February 22, 2013